Reverse capitalization - Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders’ Deficit (Details) - USD ($)
$ in Thousands
		1 Months Ended	12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Reverse Capitalization [Line Items]
Convertible preferred shares outstanding (in shares)			139,444,346	0
Common stock, shares, outstanding (in shares)			89,206,266				88,279,119	87,362,592
Common stock - amount								$ 9
1/7/21 conversion ratio	206.81%	206.81%	206.81%
Convertible Preferred stock
Schedule Of Reverse Capitalization [Line Items]
Convertible preferred shares outstanding (in shares)			139,444,346	0	139,444,346	139,444,346	139,444,346	139,444,346
Previously Reported
Schedule Of Reverse Capitalization [Line Items]
Common stock, shares, outstanding (in shares)			43,134,938				42,686,624	42,243,445
Common stock - amount								$ 4
Previously Reported | Convertible Preferred stock
Schedule Of Reverse Capitalization [Line Items]
Convertible preferred shares outstanding (in shares)			67,427,138				67,427,138	67,427,138